Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the MDU Resources Group, Inc. 401(k) Retirement Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions. As noted below in the following information, the Company completed the separation and distribution of Everus Construction Group, Inc. (Everus) from the Plan in 2024.
General
The Plan was initially adopted by the Board of Directors of MDU Resources Group, Inc. (the Company) on August 4, 1983, to be effective January 1, 1984, as a defined contribution plan. On May 25, 2006, the Plan designated the portion of the Plan invested in MDU Resources Group, Inc. common stock as an Employee Stock Ownership Plan (ESOP).

The Company and any of its affiliates that participate in the Plan are the Employers (the Employers). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

The Board of Directors of the Company may, at any time, amend or modify the Plan. The Company has delegated to the Employee Benefits Committee (the Committee) of the Company the authority to amend or modify the Plan; however, certain amendments identified in the Plan document are subject to approval by the Board of Directors of the Company.

Although it has not expressed any intent to do so, the Board of Directors of the Company has the right under the Plan to discontinue its contributions, at any time, and to terminate the Plan subject to the provisions of ERISA. The Board of Directors or governing entities of any Employer may, at any time, terminate participation in the Plan with respect to such Employer. In the event of a Plan termination, participants would become 100 percent vested in their employer contributions.

The Committee is the Plan Administrator. The Committee consists of the Chief Financial Officer and Chief Human Resources Officer of the Company and other individuals appointed by the Chief Executive Officer of the Company who are employed by the Company or a subsidiary of the Company. The recordkeeper of the Plan is Principal Financial Group (the Recordkeeper). The trustee of the Plan is Principal Trust Company (the Trustee).

Plan Transfers
On October 2, 2024, the Company's Board of Directors approved the separation and the distribution of all the outstanding shares of Everus to the Company's stockholders. On October 31, 2024, the participants of the Plan holding Company common stock received one share of Everus common stock for every four shares of the Company's common stock held as of the close of business on October 21, 2024, the record date for the distribution.

In June 2025, a participant account with assets of $1,800 was transferred from the Plan to the Everus 401(k) Plan. Due to the Plan amendment for the Everus separation, part-time employees were eligible for the Company retirement contribution. The retirement contribution for this participant account had to be funded into the Plan before transferring to the Everus 401(k) Plan.
Eligibility
As amended and effective January 1, 2024, in general, all employees of the Company who are at least 18 years of age are eligible to participate in the Plan upon hire, excluding leased employees, independent contractors and employees who are eligible to participate in a multiemployer plan to which the Company contributes or are covered by a collectively bargained unit that has not bargained for the Plan for such employees.
Deferral Contributions
The Plan allows a participant to contribute, by payroll deduction, any whole percentage not to exceed 75 percent of the participant's eligible compensation for each pay period up to a maximum pre-tax and/or Roth deferral contribution of $23,500 for the 2025 Plan year. The Plan provides an automatic deferral election feature and an automatic deferral escalation feature, which increases an automatically enrolled participant's deferral percentage by one percent annually until the participant's deferral percentage reaches 15 percent, unless the participant opts out or changes their deferral election. Additionally, the Plan allows a participant who is eligible to make deferral contributions and will have attained age 50 before the close of the Plan year to make elective catch-up deferrals. The maximum catch-up deferral for 2025 was $7,500.
Employer Matching Contributions
Each Employer may elect to provide matching contributions on behalf of participants employed by such Employer, equal to a percentage of such participant’s pre-tax and Roth deferral contributions up to a specified percent of the participant’s annual eligible compensation as provided under the Plan or as adopted by the Employer and approved by the Committee. All matching contributions are made in cash to the participant’s matching contribution account and invested as directed by the participant.
Profit Sharing/Retirement Contributions
The Employer, in its sole discretion and subject to the Committee's approval, may make either profit sharing or retirement contributions, or both, to the Plan on behalf of certain eligible participants employed by that Employer. Participants may choose to invest profit sharing/retirement contributions allocated to their individual accounts in any or all of the available investment options. Profit sharing/retirement contributions totaling $11.6 million were credited to participant accounts for the year ended December 31, 2025, of which $7.3 million was accrued at year end but not paid until February 2026.

Rollover Contributions
The Plan accepts rollover contributions from eligible retirement plans, including after-tax employee contributions and designated Roth accounts.
Participant Accounts
The Employers remit all authorized contributions made by the participants to the Trustee to be held in trust and invested for the respective accounts of the participants, pursuant to the terms of a trust agreement effective April 1, 2020, as amended. Individual accounts are maintained for each participant of the Plan. Each participant’s account is credited with pre-tax deferral contributions, Roth deferral contributions, employer matching contributions, profit sharing/retirement contributions, and rollover contributions, as applicable, and allocated investment earnings. Participant accounts are also charged withdrawals (see Distributions to Participants section below), allocated investment losses and per-participant administrative expenses that are not paid by Company.
Investment Options
An election is made by each participant to allocate contributions in one percent increments to be invested in any of the investment options available. Participants may change investments and transfer amounts between funds.

If a participant does not specify how contributions to their account are to be invested, they will automatically be invested in the applicable T. Rowe Price Retirement Fund most closely aligned with the year the participant turns age 60.

Contributions to the MDU Resources Common Stock are used by the Trustee to purchase shares of MDU Resources Group, Inc. common stock directly on the open market.

As a result of the October 31, 2024, separation of Everus from the Company, Plan participants received one share of Everus common stock for every four shares of the Company's common stock held as of the close of business on October 21, 2024, the record date for the distribution. Participants had until October 31, 2025, to transfer their balance of Everus common stock to another investment option in the Company's plan or take an in-kind distribution, if eligible. There was no balance of Everus common stock in the Plan as of December 31, 2025.
Vesting
A participant’s interest in their pre-tax and Roth deferral accounts, matching contribution account, rollover account and ESOP account is at all times fully vested and nonforfeitable. Generally, a participant’s interest in a profit sharing/retirement contribution account is 100 percent vested after completing three years of service. Participants are 100 percent vested in the dividends paid on the MDU Resources Common Stock regardless of years of service. Participant accounts are valued on a daily basis.
Distributions to Participants
The amount credited to participant accounts shall become payable to the participant or the participant’s beneficiary/beneficiaries, as applicable, upon death, retirement, disability or other termination of employment with the Employers. The distribution of such amounts will be in accordance with the Plan, based on the method of payment elected by the participant or designated beneficiary/beneficiaries. Generally, the Plan allows for a single-sum distribution or flexible installments over a period of time, not to exceed nine years.
Distributions with respect to investment options other than the MDU Resources Common Stock are in the form of cash. Distributions with respect to the MDU Resources Common Stock may be in the form of cash or in the form of MDU Resources Group, Inc. common stock. Distributions of fractional shares are in the form of cash. Any MDU Resources Group, Inc. common stock included in a direct transfer to an individual retirement account or other qualified plan will be electronically transferred to the individual retirement account or to the qualified plan’s custodian. As of December 31, 2025 and 2024, there were approximately $97,000 and $68,000, respectively, of distributions requested prior to year end but not paid until after year end.
A participant may make in-service withdrawals (hardship or age 59 1/2) under certain conditions. Distributions from a participant’s rollover account may be elected at any time.
Notes Receivable from Participants
A participant may be eligible to obtain a loan from the Plan. The minimum amount a participant can borrow is $1,000 and the maximum amount available for a loan is the lesser of $50,000 or one-half of the participant’s vested account balance, subject to certain limitations. Loans must be repaid over specified periods generally through payroll deduction and bear interest at a commercially reasonable rate in effect at the time the loan is made, as established by the Committee. As of December 31, 2025, participant loans had maturities through 2040 at interest rates ranging from 4.25 percent to 9.50 percent.
Forfeited Accounts
Forfeited non-vested accounts are used in the following order, in accordance with the terms of the Plan: (i) to reinstate reemployed participant accounts, (ii) if any forfeitures remain after application of (i), to reduce employer contributions to the Plan, and (iii) if any forfeitures remain after application of (ii), to reduce administrative expenses incurred by the Plan. Forfeited non-vested accounts totaled approximately $1,000 and $39,000 at December 31, 2025 and 2024, respectively. Approximately $141,000 in forfeitures were used to reduce employer contributions for the year ended December 31, 2025.